Schedule of quoted price of crypto asset (Details)	Jun. 30, 2026 $ / shares
Stablecoins [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity	$ 1
Solana [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity	72.77
Pump [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity	$ 0.001393